Property, Plant and Equipment (Notes)	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, is as follows (in thousands):

	March 31, 2012	December 31, 2011

Crude Oil Gathering	$99,432	$97,249
Terminalling, Transportation and Storage	185,920	184,000
Gross Property, Plant and Equipment	285,352	281,249
Less: Accumulated depreciation	87,805	85,102
Net Property, Plant and Equipment	$197,547	$196,147